Contingent Liabilities - Additional Information (Detail) (ZAR)	12 Months Ended
	Dec. 31, 2013 Application	Dec. 31, 2012 Application	Mar. 31, 2008 South Deep Gold Mine	Mar. 31, 2008 Randgold and Exploration Summons
Commitments and Contingencies Disclosure [Line Items]
Number of court applications	2	2
Plaintiffs claim amount	25,000,000
Interest rate	15.50%
Randgold and Exploration summons, highest claims				12,000,000,000
Randgold and Exploration summons, lowest claims				11,000,000,000
Randgold and Exploration summons, alternative claims				519,000,000
Ownership Interests, percent			50.00%